Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 23, 2026	Dec. 19, 2025	Mar. 30, 2026	Jan. 14, 2026
Acquisition of Oriental Grove Ltd [Member]
Subsequent Event [Line Items]
Issue price of per share		$ 1.5
Cash payment		$ 10,000
Subsequent Event [Member] | Acquisition of Huazhi Group [Member]
Subsequent Event [Line Items]
Issue price of per share	$ 1.5
Cash payment	$ 26,000
Class A Ordinary Shares [Member] | Acquisition of Oriental Grove Ltd [Member]
Subsequent Event [Line Items]
Aggregate shares issued		34,911,410
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Acquisition of Huazhi Group [Member]
Subsequent Event [Line Items]
Aggregate shares issued	87,400,144
Target Company [Member] | Subsequent Event [Member] | Acquisition of Oriental Grove Ltd [Member]
Subsequent Event [Line Items]
Percentage of equity interests				100.00%
Target Company [Member] | Subsequent Event [Member] | Acquisition of Huazhi Group [Member]
Subsequent Event [Line Items]
Percentage of equity interests			100.00%